COMMITMENTS AND CONTINGENCIES Commitments and Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018
Guarantor Obligations [Line Items]
Amount of undrawn standby letters of credit outstanding	$ 29.0
Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Accrued liability for loss contingency	0.0	$ 1.4
Payments for legal settlements	$ 0.9
Description of other material contingencies	No other liabilities related to this matter have been recorded
Maximum [Member] | Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss contingency, estimate of possible loss	$ 55.3	$ 58.2